Partnerships in E&P activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Aram [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Atapu
Location	Santos basin
Proportion of ownership interest in joint operation	52.50%
Operator	Petrobras
Year	2022
Additional Information	Production sharing
ANP Bonus Petrobras portion	$ 402
Sepia [member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sépia
Location	Santos basin
Proportion of ownership interest in joint operation	30.00%
Operator	Petrobras
Year	2022
Additional Information	Production sharing
ANP Bonus Petrobras portion	$ 409